Financial Risk Management - Undiscounted Liabilities by Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings.	€ 44,090	€ 17,324
Lease liabilities	16,282	16,953	€ 508
Deferred income	19,802	700
Trade payables and other payables	191	221
Less than 1 year [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings.	7,520	2,391
Lease liabilities	2,378	2,079
Deferred income	5,115
Trade payables and other payables	12,181	7,067
Total	27,194	11,537
Between 1 and 2 years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings.	10,343	6,674
Lease liabilities	2,147	2,079
Deferred income	8,581
Total	21,071	8,753
Between 2 and 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings.	41,129	13,808
Lease liabilities	6,394	6,235
Deferred income	6,106
Total	53,629	20,043
Over 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Lease liabilities	9,590	11,432
Total	€ 9,590	€ 11,432